Investments (Details 11) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of net investment income by investment type
Gross investment income	$ 1,880	$ 1,894	$ 1,884
Investment expenses	55	50	59
Net investment income	1,825	1,844	1,825
Fixed maturity securities, available-for-sale [Member]
Summary of net investment income by investment type
Gross investment income	1,506	1,502	1,474
Mortgage loans [Member]
Summary of net investment income by investment type
Gross investment income	366	370	396
Policy loans [Member]
Summary of net investment income by investment type
Gross investment income	53	56	55
Other [Member]
Summary of net investment income by investment type
Gross investment income	$ (45)	$ (34)	$ (41)